UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2009

Item 1. Reports to Stockholders.

Annual Report

June 30, 2009

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

July 2009

Dear Shareholders:

When recently asked about anything that keeps me awake at night, I had to respond that it was Everett Dirksen. In referring to government spending, the late Senator from Illinois once said “A billion here, a billion there, and pretty soon you’re talking about real money”.  I’m not entirely sure what we are talking about now, but I do know that in the 40 plus years since Dirksen’s comments, we have substituted the word “trillion” for “billion” – and the potential implications of the change are very sobering.

The Congressional Budget Office estimates that the federal budget deficit for 2009 will be just over $1.8 trillion, quadrupling the 2008 deficit.  Projecting further, the CBO estimates that the deficits for 2010 – 2012 will be $1.4 trillion, $970 billion, and $658 billion. At the end of 2012, this would bring the total national debt to more than $11 trillion and represent more than 70% of Gross Domestic Product as compared to approximately 45% currently.  If the projected liabilities for Social Security, Medicare, and Medicaid totaling some $40 trillion are included, our national debt load will look more like Latin American economies of the 20th century than modern, developed economies of the present.

The rapidly growing debt situation is one that must be addressed. Consider what happens as total debt approaches the level of annual GDP. Interest on the debt under optimistic scenarios would be at least 5-6%, likely exceeding annual economic growth. This interest would begin to compound and result in exponential growth in debt. We see two ways that these deficits can be financed.  1) Inflation returns to erode the nominal value of the obligations. 2) Tax rates increase significantly and broadly, beyond the expiration of the Bush tax cuts and impacting all taxpayers – not just the “wealthy”. A third possibility, reducing expenditures, does not seem likely given the current administration’s propensity to spend.

Given this background, markets appear to be in the early stage of recognizing a looming problem. Long-term interest rates as measured by the 10 year Treasury have risen more than 75% this year from 2.2% to 3.9% anticipating accelerating inflation. The United States’ largest creditor, China, has expressed concern about our inflationary polices. They have indicated a willingness to consider using currencies other than the dollar in world trade and hinted that they would not have to buy U.S. Treasuries as much in the future as an investment for their surpluses. The administration has been “floating trial balloons” about various tax strategies including a possible value-added tax in addition to raising income tax rates and eliminating various deductions.

While we are clearly facing a problem in the long-term, in the near-term markets are focused on prospects for recovery. Short-term interest rates are being anchored by the Federal Reserve near 0% and are not likely to increase substantially for some time. While long rates have risen, there may be some artificial pressure brought to bear to keep them low enough so as to not choke off recovery possibilities. Equity markets have reacted favorably to an easing of the crisis in the banking industry and moved away from the panic mode seen in late 2008 and early 2009.  From early March through the end of June, stocks have advanced by more than 35% and are now higher than year-end levels, but still well below the all time highs.

In this environment we are continuing to invest our fixed income assets in quality corporate issues and Build America bonds (a new class of fixed income investment) with little activity in Treasuries. Our equity portfolios are finding opportunities in individual issues that are based on fundamental valuations rather than overall stock market psychology. We are keeping our eyes wide open for opportunities during the day even though we may be kept awake at night by longer term considerations.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund for the period ended June 30, 2009 are as follows:

1 Year	5 Years	10 Years
-22.77%	-1.65%	-0.18%

Gross Expense Ratio — 1.19%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of -26.21%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large Cap Core Funds Average) returned -25.91% during this same time period.  As of June 30, 2009, based on total returns, the Growth Fund (Class Y) ranked in the 20th  percentile compared to the Lipper peer group for the past year and in the 37th and top 21st percentiles for the past five and ten years, out of 936, 673 and 379, respectively.

The first half of 2009 was a period of contrasts. From year-end through early March, the market continued the declines of late 2008 dropping by more than 25%. However the market then reversed course to finish the first half with a gain of 3.16%. As the federal government’s massive commitment to address the financial crisis gained traction, some observers began to see signs of “green shoots” that were thought to bode well for recovery. While these signs were not necessarily showing improving conditions, they did indicate a slowing of the rate of decline along with potential for a bottoming of the economy. Most observers feel that unemployment will continue to rise through the end of 2009, but that slow recovery will begin in the second half. The pace and extent of that recovery may be tempered by longer-term structural problems related to federal budget deficits in combination with continued de-leveraging of the US consumer.

The Growth Fund lagged the performance of the S&P 500 for the first half as our longer term concerns kept us in a defensive posture. We did not anticipate the strength and suddenness of the rally in the second quarter, and even if we had it would have been difficult to re-position the portfolio for what we believe is a short-term bounce. We have been finding some opportunities based on individual company fundamentals and we are starting to take a more neutral stance on the economy and market. However, we still feel that caution is warranted and that fundamental analysis will be key to success for the foreseeable future.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the period ending June 30, 2009 are as follows:

1 Year	5 Years	10 Years
7.51%	4.81%	5.75%

Gross Expense Ratio — 0.91%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

The debt markets are inching back to normal after last year’s credit crisis.  Credit yield spreads have contracted sharply from levels seen earlier in the year.  However, conflicting signals persist. While demand is outstripping supply for new deals, the credit worthiness of the market as a whole continues to slide.  Investors are buying increasing amounts of high yield bonds and lower-rated investment grade bonds, just as the ratings firms dish out record levels of downgrades.  Our feeling is that the credit markets have come too far and are due for a possible correction.

The Fund’s overweight position in corporate debt has been the main driver for its good relative performance.  Currently, the Fund’s duration is neutral versus its benchmarks.  Over the near term inflation appears under control.  If inflation pressures start to build, our next strategic move could be to lower duration and reduce our corporate bond position.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer averages, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.  You cannot invest directly in an Index.

The Lipper Large Cap Core Funds Average consist of Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.

COUNTRY Mutual Funds — Expense Example June 30, 2009 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 1/01/09 – 6/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual(1)	$1,000.00	$1,022.30	$6.27
Hypothetical(2)	$1,000.00	$1,018.59	$6.26

(1)	Ending account values and expenses paid during period based on a 2.23% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual(1)	$1,000.00	$1,021.70	$6.27
Hypothetical(2)	$1,000.00	$1,018.59	$6.26

(1)	Ending account values and expenses paid during period based on a 2.17% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example June 30, 2009 (unaudited) (continued)

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual(1)	$1,000.00	$1,041.60	$4.30
Hypothetical(2)	$1,000.00	$1,020.58	$4.26

(1)	Ending account values and expenses paid during period based on a 4.16% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/09	6/30/09	1/1/09 – 6/30/09*
Actual(1)	$1,000.00	$1,041.30	$4.30
Hypothetical(2)	$1,000.00	$1,020.58	$4.26

(1)	Ending account values and expenses paid during period based on a 4.13% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Illustration of $10,000 Investment June 30, 2009

GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares are provided below.

Average Annual Returns*
Class Y - 1 Year	-22.77%
Class Y - 5 Years	-1.65%
Class Y - 10 Years	-0.18%
Class Y - Since Inception (04/21/66)	8.01%
Class A - 1 Year (No Load)	-22.79%
Class A - 5 Years (No Load)	-1.65%
Class A - Since Inception (03/01/02) (No Load)	-0.52%
Class A - 1 Year (Load)**	-27.06%
Class A - 5 Years (Load)**	-2.76%
Class A - Since Inception (03/01/02) (Load)**	-1.28%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.

**	Reflects maximum sales charge of 5.50%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

Illustration of $10,000 Investment June 30, 2009

BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX, BARCLAYS CAPITAL AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Bond Fund.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares are provided below.

Average Annual Returns*
Class Y - 1 Year	7.51%
Class Y - 5 Years	4.81%
Class Y - 10 Years	5.75%
Class Y - Since Inception (01/02/97)	5.87%
Class A - 1 Year (No Load)	7.55%
Class A - 5 Years (No Load)	4.79%
Class A - Since Inception (03/01/02) (No Load)	4.92%
Class A - 1 Year (Load)**	3.01%
Class A - 5 Years (Load)**	3.88%
Class A - Since Inception (03/01/02) (Load)**	4.30%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.

**	Reflects maximum sales charge of 4.25%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

COUNTRY Mutual Funds — Allocation of Portfolio Assets June 30, 2009

COUNTRY Growth Fund*

COUNTRY Bond Fund*

*	Expressed as a percentage of total investments.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund

Average Annual Returns June 30, 2009
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	-22.77%	-1.65%	-0.18%
S&P 500 Index(1)	-26.21%	-2.24%	-2.22%
Lipper Large Cap Core Funds Average(2)	-25.91%	-2.21%	-1.82%

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) June 30, 2009
	Value	Percent of Fund
Exxon Mobil Corporation	$6,235,972	3.93%
Wal-Mart Stores, Inc.	3,947,860	2.49%
WellPoint Inc.	3,811,661	2.40%
CVS Caremark Corporation	3,811,652	2.40%
The Procter & Gamble Company	3,740,520	2.36%
Gentex Corporation	3,561,200	2.25%
Microsoft Corporation	3,377,717	2.13%
General Electric Company	3,316,760	2.09%
AT&T, Inc	3,303,720	2.08%
Intuit Inc.	3,263,744	2.06%
	$38,370,806	24.19%

COUNTRY Bond Fund

Average Annual Returns June 30, 2009
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	7.51%	4.81%	5.75%
Barclays Capital Aggregate Bond Index(1)	6.05%	5.01%	5.98%
Merrill Lynch U.S. Domestic Master Bond Index(2)	6.48%	5.21%	6.09%
Lipper Intermediate Investment Grade Debt Funds Average(3)	2.12%	3.26%	4.84%

(1)
The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors.

(2)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)
The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) June 30, 2009
	Value	Percent of Fund
Government National Mortgage Association, 5.500%, 01/15/2038	$2,402,752	1.57%
Federal National Mortgage Association, 5.000%, 05/01/2023	2,384,167	1.56%
Government National Mortgage Association, 5.000%, 01/15/2038	2,256,828	1.48%
U.S. Treasury Inflation Index, 3.125%, 05/15/2019	1,934,380	1.27%
Federal Home Loan Mortgage Corp., 5.500%, 03/01/2022	1,899,773	1.24%
Federal Home Loan Mortgage Corp., 6.000%, 05/01/2037	1,705,971	1.12%
Federal National Mortgage Association, 5.500%, 07/01/2038	1,652,489	1.08%
Federal National Mortgage Association, 5.000%, 06/01/2038	1,630,781	1.07%
Federal Home Loan Mortgage Corp., 6.000%, 01/01/2038	1,570,258	1.03%
Federal Home Loan Mortgage Corp., 6.000%, 08/01/2037	1,553,451	1.02%
	$18,990,850	12.44%

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 98.75%

Consumer Discretionary — 10.47%
Abercrombie & Fitch Co. — Class A	58,500	$1,485,315
Comcast Corporation	98,300	1,424,367
Darden Restaurants, Inc.	18,500	610,130
Gentex Corporation	307,000	3,561,200
The Home Depot, Inc.	95,200	2,249,576
Kohl’s Corporation (a)	17,100	731,025
Limited Brands	245,000	2,932,650
News Corporation — Class A	148,500	1,352,835
Target Corporation	57,000	2,249,790
		16,596,888
Consumer Staples — 13.86%
Archer-Daniels-Midland Company	94,000	2,516,380
CVS Caremark Corporation	119,600	3,811,652
The Kroger Co.	71,000	1,565,550
McCormick & Company	64,700	2,104,691
Philip Morris International, Inc.	60,000	2,617,200
The Procter & Gamble Company	73,200	3,740,520
Sysco Corporation	74,000	1,663,520
Wal-Mart Stores, Inc.	81,500	3,947,860
		21,967,373
Energy — 13.10%
Apache Corporation	37,500	2,705,625
Chesapeake Energy Corp.	154,300	3,059,769
ChevronTexaco Corp.	35,000	2,318,750
ConocoPhillips	31,000	1,303,860
Exxon Mobil Corporation	89,200	6,235,972
Halliburton Company	124,700	2,581,290
Schlumberger Limited (b)	47,300	2,559,403
		20,764,669
Financials — 10.03%
ACE Limited (b)	57,000	2,521,110
AFLAC INCORPORATED	100,000	3,109,000
American Express Company	60,000	1,394,400
The Bank of New York Mellon Corporation	66,600	1,952,046
JPMorgan Chase & Co.	91,000	3,104,010
State Street Corp.	49,500	2,336,400
Wells Fargo & Company	61,300	1,487,138
		15,904,104
Health Care — 16.11%
Abbott Laboratories	40,000	1,881,600
Amgen Inc. (a)	49,000	2,594,060
Baxter International Inc.	30,900	1,636,464
Covance, Inc. (a)	43,100	2,120,520
Gilead Sciences, Inc. (a)	34,800	1,630,032
Hologic, Inc. (a)	136,300	1,939,549
Johnson & Johnson	50,000	2,840,000
Medco Health Solutions, Inc. (a)	47,200	2,152,792
Medtronic, Inc.	83,600	2,916,804
Pfizer Inc.	135,000	2,025,000
WellPoint Inc. (a)	74,900	3,811,661
		25,548,482
Industrials — 11.22%
3M Co.	39,500	2,373,950
Caterpillar Inc.	44,700	1,476,888
Emerson Electric Co.	59,900	1,940,760
FedEx Corp.	43,200	2,402,784
General Dynamics Corp.	37,900	2,099,281
General Electric Company	283,000	3,316,760
Ingersoll-Rand PLC	56,000	1,170,400
Iron Mountain, Inc. (a)	104,400	3,001,500
		17,782,323
Information Technology — 16.28%
Cisco Systems, Inc. (a)	112,000	2,087,680
EMC Corporation (a)	180,500	2,364,550
Intel Corporation	194,000	3,210,700
International Business Machines Corporation	24,400	2,547,848
Intuit Inc. (a)	115,900	3,263,744
Microsoft Corporation	142,100	3,377,717
Nokia Corp. — ADR	155,000	2,259,900
Oracle Corp.	92,300	1,977,066
QUALCOMM Inc.	47,100	2,128,920
Western Union Company	158,000	2,591,200
		25,809,325
Materials — 1.42%
BHP Billiton Limited — ADR	21,500	1,176,695
Newmont Mining Corporation	26,200	1,070,794
		2,247,489
Telecommunication Services — 3.45%
American Tower Corporation — Class A (a)	26,100	822,933
AT&T, Inc.	133,000	3,303,720
Verizon Communications Inc.	43,500	1,336,755
		5,463,408
Utilities — 2.81%
Dominion Resources Inc.	46,300	1,547,346
Exelon Corp.	15,100	773,271
FPL Group, Inc.	37,600	2,137,936
		4,458,553
TOTAL COMMON STOCKS
(Cost $152,040,065)		156,542,614

	Principal
	Amount
MORTGAGE BACKED SECURITIES — 0.17%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$53,160	49,688
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)	145,124	144,904
Government National Mortgage Association
9.000%, 07/15/2016	2,074	2,246
6.500%, 07/15/2029	8,387	9,053
Mortgage IT Trust
4.250%, 02/25/2035 (d)	50,932	38,482
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $31,829) (c)	30,660	25,541
TOTAL MORTGAGE BACKED SECURITIES
(Cost $289,614)		269,914

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.32%

Money Market Funds — 1.32%
Federated Prime Obligations Fund	2,096,606	$2,096,606
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,096,606)		2,096,606
TOTAL INVESTMENTS — 100.24%
(Cost $154,426,285)		158,909,134
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.24)%		(374,610)
TOTAL NET ASSETS — 100.00%		$158,534,524

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2009 these securities represented 0.02% of total net assets.

(d)	The coupon rate shown on variable rate securities represents the rates at June 30, 2009.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Bond Fund

	Shares	Value
INVESTMENT COMPANIES — 0.27%
iShares High Yield Corporate Bond Fund	3,000	$239,130
SPDR Barclays Capital
High Yield Bond Fund	5,000	175,950
TOTAL INVESTMENT COMPANIES
(Cost $375,798)		415,080

	Principal
	Amount
ASSET BACKED SECURITIES — 4.18%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	1,025,118
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	512,619
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	500,000	500,132
CIT Equipment Collateral
5.050%, 04/20/2014	771,561	776,126
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	191,807
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	576,920	415,023
5.363%, 03/25/2030	338,686	246,170
4.931%, 05/25/2032 (b)	223,266	152,075
FedEx Corp.
6.720%, 01/15/2022	280,164	288,393
Green Tree Financial Corporation
6.870%, 01/15/2029	48,642	43,952
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	513,618
John Deere Owner Trust
4.890%, 03/16/2015	400,000	393,380
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	412,356
Residential Asset Securities Corporation
4.767%, 10/25/2032	593,372	379,114
5.600%, 06/25/2034 (b)	1,000,000	524,168
TOTAL ASSET BACKED SECURITIES
(Cost $7,299,674)		6,374,051

CORPORATE BONDS — 34.71%
Abbott Laboratories
5.600%, 05/15/2011	400,000	427,357
6.150%, 11/30/2037	500,000	544,116
ABX Financing Co.
5.750%, 10/15/2016 (Acquired 01/22/2009,
Cost $203,453 (a)(d)	225,000	229,891
Alabama Power Co.
5.500%, 10/15/2017	250,000	264,070
Alcoa, Inc.
5.550%, 02/01/2017	400,000	337,820
American Express Credit Corp.
5.875%, 05/02/2013	150,000	148,945
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007,
Cost $644,556) (a)	650,000	646,120
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008,
Cost $499,520) (a)	500,000	504,262
American International Group, Inc.
5.850%, 01/16/2018	500,000	264,524
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	493,312
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (a)(d)	250,000	257,543
Apache Corp.
6.900%, 09/15/2018	600,000	686,940
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	420,592
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,218) (a)	250,000	212,683
AT&T Inc.
5.625%, 06/15/2016	500,000	514,549
5.500%, 02/01/2018	500,000	499,268
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	277,286
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	684,349
Bank of America Corporation
5.300%, 03/15/2017	1,000,000	848,447
6.975%, 03/07/2037	250,000	249,953
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	203,526
BHP Billiton Finance
5.125%, 03/29/2012 (d)	500,000	525,196
BP America Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009,
Cost $489,370) (a)	500,000	513,279
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	511,619
5.720%, 01/15/2024	391,042	400,873
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	247,902
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	300,000	300,920
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	263,426
Caterpillar Inc.
5.700%, 08/15/2016	500,000	508,527
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	293,012
Cisco Systems Inc
5.250%, 02/22/2011	500,000	527,220
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	976,500
5.500%, 08/27/2012	250,000	242,256
5.850%, 09/15/2016	250,000	141,138
Clorox Company
5.950%, 10/15/2017	200,000	203,902
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	457,560
Comcast Corporation
6.500%, 01/15/2017	750,000	795,647
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	415,903
ConocoPhillips
6.650%, 07/15/2018	600,000	661,117
Credit Suisse New York
5.000%, 05/15/2013	400,000	408,929

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
CSX Transportation, Inc.
6.420%, 06/15/2010	$250,000	$250,845
6.500%, 04/15/2014	600,000	574,899
Devon Energy Corp.
6.300%, 01/15/2019	400,000	427,448
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	509,480
Duke Energy Carolinas LLC
5.750%, 11/15/2013	400,000	430,072
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	260,238
Eaton Corp.
8.875%, 06/15/2019	300,000	353,006
Ecolab, Inc.
4.875%, 02/15/2015	450,000	444,848
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	313,987
Florida Power Corporation
4.800%, 03/01/2013	300,000	311,082
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	472,892
5.000%, 06/27/2018 (b)	356,000	342,123
General Electric Company
5.000%, 02/01/2013	300,000	312,155
General Mills, Inc.
5.700%, 02/15/2017	225,000	236,847
General Motors Corporation
8.375%, 07/15/2033 (e)	300,000	38,250
Georgia Power Company
5.700%, 06/01/2017	500,000	535,355
GlaxoSmithKline Capital Inc.
4.850%, 05/15/2013	500,000	523,022
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	395,771
Halliburton Company
6.750%, 02/01/2027	100,000	100,198
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007,
Cost $199,772) (a)	200,000	187,374
Home Depot, Inc.
5.250%, 12/16/2013	500,000	513,724
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	415,384
HSBC Holdings
6.800%, 06/01/2038 (d)	500,000	502,482
IBM Corp.
7.625%, 10/15/2018	250,000	298,819
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)	500,000	506,736
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	206,097
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	785,456
7.900%, 04/30/2049 (b)	200,000	175,020
Kellogg Co.
5.125%, 12/03/2012	500,000	534,483
Keycorp
6.500%, 05/14/2013	200,000	199,264
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	548,427
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	383,870
6.125%, 02/01/2018	300,000	310,177
Lowe’s Companies, Inc.
6.650%, 09/15/2037	500,000	545,323
Marshall & Ilsley Bank
2.900%, 08/18/2009	27,273	27,271
McKesson Corp.
7.500%, 02/15/2019	400,000	450,460
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	209,767
Merrill Lynch Co. Inc.
6.050%, 08/15/2012	300,000	300,793
5.450%, 02/05/2013	500,000	486,649
Morgan Stanley
5.750%, 08/31/2012	200,000	206,644
5.450%, 01/09/2017	300,000	280,135
National City Corp.
4.900%, 01/15/2015	175,000	165,954
National Rural Utilities Collective Trust
10.375%, 11/01/2018	300,000	376,147
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,282) (a)	1,000,000	1,014,311
New Valley Generation IV
4.687%, 01/15/2022	287,297	275,888
Nokia Corp.
5.375%, 05/15/2019 (d)	250,000	252,934
Northern States Power Co.
8.000%, 08/28/2012	500,000	575,850
Oracle Corp.
6.500%, 04/15/2038	300,000	319,544
Overseas Private Investment Company
3.420%, 01/15/2015	212,625	220,575
Pepperdine University
5.450%, 08/01/2019	250,000	258,805
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	475,147
Perforadora Centrale
5.240%, 12/15/2018 (d)	253,377	265,711
Pfizer, Inc.
5.350%, 03/15/2015	350,000	376,110
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	249,964
Private Export Funding
5.685%, 05/15/2012	250,000	276,620
Regions Bank
7.500%, 05/15/2018	200,000	176,256
Rio Tinto Financial
5.875%, 07/15/2013 (d)	450,000	452,820
Rowan Companies, Inc.
5.880%, 03/15/2012	423,000	440,939
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	537,742
Simon Property Group LP
5.750%, 12/01/2015	300,000	276,295
SLM Inc.
8.450%, 06/15/2018	200,000	171,097
Southern California Edison
5.750%, 03/15/2014	400,000	433,957

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Stanford University
4.750%, 05/01/2019	$400,000	$403,100
Staples, Inc.
9.750%, 01/15/2014	250,000	279,233
State Street Corporation
5.375%, 04/30/2017	400,000	384,708
StatoilHydro ASA
5.250%, 04/15/2019 (d)	400,000	411,648
Suncor Energy, Inc.
6.100%, 06/01/2018 (d)	500,000	502,657
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	181,070
Target Corporation
5.875%, 07/15/2016	750,000	811,943
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	232,988
Time Warner, Inc.
6.875%, 05/01/2012	500,000	534,872
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	311,086
7.500%, 04/15/2031 (d)	160,000	177,280
U.S. Central Credit Union
2.700%, 09/30/2009	45,455	44,576
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $192,874) (a)	193,782	203,324
Union Pacific Railroad Company
6.630%, 01/27/2022	350,741	367,471
5.866%, 07/02/2030	487,690	442,228
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	838,978
United Technologies Corp.
5.375%, 12/15/2017	600,000	635,420
University Of Notre Dame
4.141%, 09/01/2013	250,000	250,000
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	397,244
Vessel Management Services Inc.
4.960%, 11/15/2027	296,000	298,631
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006,
Cost $496,980) (a)	500,000	514,171
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	512,128
Wachovia Corp.
5.750%, 06/15/2017	500,000	493,280
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,114,594
6.200%, 04/15/2038	400,000	429,864
Walt Disney Company
4.700%, 12/01/2012	500,000	537,226
Well Fargo Capital X
5.950%, 12/01/2036	200,000	148,000
Wells Fargo Company
4.875%, 01/12/2011	800,000	823,659
5.625%, 12/11/2017	500,000	492,167
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	198,563
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	401,417
TOTAL CORPORATE BONDS
(Cost $50,965,630)		52,983,544

MORTGAGE BACKED SECURITIES — 36.64%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007,
Cost $500,000) (a)	500,000	455,000
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031	532,971	534,673
Bank of America Mortgage Securities
5.250%, 10/25/2020	485,582	452,965
Chase Funding Mortgage Loan
4.515%, 02/25/2014	254,579	239,275
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	348,467	325,215
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	372,118	347,814
6.000%, 11/25/2036	400,000	286,598
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	482,468	418,602
5.500%, 05/25/2036	500,000	231,172
CS First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	576,469
7.290%, 09/15/2041	53,237	53,314
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	90,873	83,535
Deutsche Mortgage Securities, Inc.
5.127%, 06/26/2035 (Acquired 09/22/2005,
Cost $127,913) (a)(b)	127,974	122,254
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	41,795	43,775
4.500%, 05/01/2013	260,178	266,847
5.125%, 12/15/2013	196,197	202,426
5.500%, 10/01/2014	48,580	51,135
5.000%, 03/01/2015	165,324	171,297
6.500%, 03/01/2015	105,272	111,692
5.000%, 12/15/2017	750,000	796,958
5.000%, 11/15/2018	600,000	636,580
5.750%, 12/15/2018	285,512	295,129
5.000%, 10/01/2020	294,646	306,598
5.500%, 03/01/2022	1,811,032	1,899,773
5.000%, 03/01/2023	795,771	823,902
4.500%, 04/01/2023	440,385	444,675
4.500%, 11/15/2023	1,000,000	1,013,899
5.500%, 10/15/2025	500,000	516,521
7.150%, 09/25/2028 (b)	290,248	289,809
6.500%, 10/01/2029	154,596	166,193
5.000%, 10/15/2031	400,000	413,738
5.311%, 02/01/2037 (b)	597,677	623,171
6.000%, 05/01/2037	1,632,721	1,705,971
6.000%, 08/01/2037	1,486,751	1,553,451
6.000%, 01/01/2038	1,502,835	1,570,258
Federal National Mortgage Association
5.000%, 03/01/2010	58,443	60,066
4.750%, 02/21/2013	300,000	322,529
5.000%, 03/01/2013	75,382	77,627
4.500%, 04/01/2013	88,378	90,559
5.000%, 04/01/2013	65,594	67,572
5.000%, 05/01/2013	122,396	126,131
5.500%, 06/01/2013	62,028	64,290
4.700%, 06/25/2013	151,381	156,968
3.500%, 09/01/2013	267,330	269,323
4.500%, 09/01/2013	116,773	119,739
5.500%, 10/01/2013	147,740	153,558

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Federal National Mortgage Association (continued)
5.000%, 02/01/2014	$393,726	$406,781
4.000%, 05/01/2015	585,901	593,024
6.000%, 06/25/2016	268,818	279,318
4.500%, 06/25/2018	1,250,000	1,310,807
4.500%, 01/01/2019	589,431	611,510
6.500%, 05/01/2019	68,503	72,542
4.472%, 01/01/2020 (b)	171,583	175,511
4.500%, 04/01/2020	536,105	552,836
5.500%, 04/25/2023	500,000	514,053
5.000%, 05/01/2023	2,300,681	2,384,167
5.500%, 09/01/2025	383,286	398,507
5.500%, 02/01/2033	212,944	221,160
5.500%, 07/01/2033	688,114	714,019
5.290%, 11/25/2033	992,297	1,034,160
4.124%, 05/01/2034 (b)	152,474	155,266
5.500%, 07/01/2035	930,884	964,474
5.500%, 12/01/2035	349,988	362,617
5.000%, 06/01/2038	1,599,199	1,630,781
5.500%, 07/01/2038	1,598,641	1,652,489
6.500%, 02/25/2044	246,942	254,929
6.500%, 05/25/2044	288,269	309,844
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	514,570
4.706%, 05/10/2043	916,031	901,010
Government National Mortgage Association
4.500%, 05/20/2014	201,015	207,970
4.140%, 03/16/2018	73,003	73,004
4.116%, 03/16/2019	444,809	449,030
4.031%, 01/16/2021	951,422	966,895
6.500%, 04/15/2026	78,544	84,327
8.000%, 07/15/2026	38,458	42,422
4.130%, 02/16/2027	371,326	376,837
3.727%, 03/16/2027	802,086	815,719
6.500%, 07/15/2029	47,556	51,333
7.500%, 11/15/2029	47,728	52,391
6.000%, 06/15/2031	451,638	475,120
6.000%, 02/15/2032	73,323	77,067
5.000%, 01/15/2033	975,940	1,001,406
3.998%, 10/16/2033	1,219,732	1,242,316
4.920%, 05/16/2034	600,000	622,965
6.000%, 10/15/2036	582,179	606,189
5.000%, 01/15/2038	2,208,854	2,256,828
5.500%, 01/15/2038	2,322,727	2,402,752
6.000%, 01/15/2038	1,328,533	1,385,567
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	193,921	194,609
JP Morgan Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	284,722
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	47,167	47,761
4.799%, 12/15/2029	1,000,000	737,801
Master Adjustable Rate Mortgages Trust
4.362%, 04/21/2034 (b)	207,256	181,308
Master Alternative Loan Trust
5.000%, 06/25/2015	174,407	136,855
Mortgage IT Trust
4.250%, 02/25/2035	458,390	346,334
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $83,535) (a)	79,790	67,556
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $302,371) (a)	291,270	242,644
Residential Asset Securitization Trust
4.750%, 02/25/2019	282,364	278,040
Small Business Administration
Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006,
Cost $999,961) (a)	1,000,000	935,000
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	171,477	174,603
5.080%, 11/01/2022	312,971	327,207
4.640%, 05/01/2023	401,363	413,536
5.570%, 03/01/2026	314,932	336,017
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	34,628
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	176,633
Wachovia Bank Commercial Mortgage Trust
5.426%, 07/15/2041 (b)	250,000	223,657
5.509%, 04/15/2047	500,000	331,626
Washington Mutual
4.522%, 01/25/2033 (b)	48,839	39,667
4.823%, 10/25/2035 (b)	260,785	203,014
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	353,628	352,413
4.441%, 10/25/2033	557,504	516,862
5.594%, 07/25/2036	883,976	597,019
TOTAL MORTGAGE BACKED SECURITIES
(Cost $56,026,538)		55,923,071

MUNICIPAL BONDS — 6.61%
California State Unlimited General Obligation
7.500%, 04/01/2034	500,000	459,615
Florida State Turnpike Revenue Bond
6.140%, 07/01/2025	300,000	299,697
Georgia State Unlimited General Obligation
5.000%, 07/01/2019	1,000,000	1,096,450
Illinois State Unlimited General Obligation
5.375%, 04/01/2016	1,000,000	1,119,820
Kentucky State Property & Buildings
Community Revenue Bond
5.100%, 10/01/2015	500,000	469,700
Maryland State Unlimited General Obligation
5.000%, 08/01/2018	615,000	660,633
Massachusetts State
Unlimited General Obligation
5.000%, 09/01/2032	400,000	406,444
Metropolitan Transit Authority
New York Revenue Bond
7.336%, 11/15/2039	400,000	475,516
Minnesota Highway & Variable
Purpose General Obligation
5.000%, 08/01/2020	1,000,000	1,109,800
New York State Urban
Development Revenue Bond
6.500%, 12/15/2018	300,000	331,671

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2009

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Northern California Transmission
Agency Revenue Bond
5.880%, 05/01/2016	$500,000	$510,575
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	888,950
South Carolina State Public Service
Authority Revenue Bond
6.224%, 01/01/2029	300,000	303,267
South Carolina University Revenue Bond
3.000%, 11/01/2019	400,000	380,292
University of Michigan Revenue Bond
6.172%, 04/01/2030	400,000	407,048
University of Texas Revenue Bond
6.276%, 08/15/2041	500,000	521,260
University of Washington Revenue Bond
6.060%, 07/01/2039	400,000	404,436
Utah Transit Authority Revenue Bond
5.937%, 06/15/2039	250,000	247,890
TOTAL MUNICIPAL BONDS
(Cost $9,865,118)		10,093,064

U.S. GOVERNMENT AGENCY ISSUES — 0.65% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	446,373	459,381
4.720%, 09/20/2012	324,876	340,319
5.000%, 06/26/2018 (b)	200,000	201,506
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $961,292)		1,001,206

U.S. TREASURY OBLIGATIONS — 7.05%

U.S. Treasury Bonds — 2.73%
5.375%, 02/15/2031	1,000,000	1,147,812
4.500%, 02/15/2036	1,000,000	1,030,156
4.375%, 02/15/2038	500,000	504,922
4.250%, 05/15/2039	1,500,000	1,484,760
		4,167,650
U.S. Treasury Inflation Index Bond — 0.93%
1.750%, 01/15/2028	1,501,358	1,416,907

U.S. Treasury Inflation Index Notes — 3.39%
3.000%, 07/15/2012	1,423,176	1,507,677
1.875%, 07/15/2013	348,309	357,235
2.000%, 01/15/2014	403,921	413,135
2.625%, 04/30/2016	1,000,000	966,875
3.125%, 05/15/2019	2,000,000	1,934,380
		5,179,302
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,353,760)		10,763,859

SHORT-TERM INVESTMENTS — 9.16%

Commercial Paper — 1.41%
American Express Company	500,000	499,809
Chevron Corp.	300,000	299,953
General Electric Company	350,000	349,970
Household Finance Corp.	250,000	249,981
Prudential Funding Corp.	250,000	249,924
Toyota Motor Corp.	500,000	499,984
		2,149,621

	Shares
Money Market Funds — 7.75%
Federated Prime Obligations Fund	6,830,919	6,830,919
Virtus Insight Money Market Fund	5,000,000	5,000,000
		11,830,919
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,980,540)		13,980,540
TOTAL INVESTMENTS — 99.27%
(Cost $149,828,350)		151,534,415
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.73%		1,107,299
TOTAL NET ASSETS — 100.00%		$152,641,714

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.  As of June 30, 2009 these securities represented 4.00% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at June 30, 2009.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	Default or other conditions exist and security is not presently accruing income.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2009

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$154,426,285	$149,828,350
At value	$158,909,134	$151,534,415
Cash	—	278,850
Receivable for investments sold	892,043	25,963
Receivable for capital stock sold	81,476	201,659
Dividends receivable	131,136	—
Interest receivable	3,675	1,320,877
Receivable from Advisor	—	17,326
Prepaid expenses and other assets	20,230	11,436
Total assets	160,037,694	153,390,526

Liabilities:
Payable for investments purchased	1,172,487	300,000
Payable for capital stock redeemed	24,901	186,878
Payable to Advisor	98,692	61,968
Payable to Custodian	7,552	—
Payable to Directors	3,374	3,492
Accrued expenses and other liabilities	196,164	196,474
Total liabilities	1,503,170	748,812
Net Assets	$158,534,524	$152,641,714

Net Assets Consist of:
Paid in capital	$164,456,141	$149,709,014
Undistributed net investment income	905,757	163,072
Accumulated net realized gain (loss) on investments	(11,310,223)	1,063,563
Net unrealized appreciation on investments	4,482,849	1,706,065
Total — representing net assets applicable to outstanding capital stock	$158,534,524	$152,641,714

Class Y:
Net assets	$145,422,682	$146,167,538
Shares outstanding	8,830,997	14,149,780
Net asset value, redemption price and offering price per share	$16.47	$10.33

Class A:
Net assets	$13,111,842	$6,474,176
Shares outstanding	795,558	621,231
Net asset value and redemption price per share	$16.48	$10.42
Maximum offering price per share	$17.44	$10.88

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended June 30, 2009

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$3,833,568	$19,465
Interest	61,539	7,484,856
Total investment income	3,895,107	7,504,321

Expenses:
12b-1 fees	133,689	39,107
Investment advisory fees (Note F)	1,224,756	737,653
Transfer agent fees	174,170	164,965
Professional fees	69,315	65,559
Printing	100,823	90,235
Custody fees	31,365	23,023
Trustee’s fees	12,682	13,535
Administration fees	109,598	103,768
Accounting fees	52,724	84,637
Insurance	55,601	42,386
Registration fees	35,131	22,332
Other expense	9,309	11,847
Total expenses	2,009,163	1,399,047
Less: Expenses waived (Note F)	(31,365)	(145,038)
Net expenses	1,977,798	1,254,009
Net Investment Income	1,917,309	6,250,312

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(11,310,442)	1,948,932
Net change in unrealized appreciation / depreciation on investments	(37,127,250)	2,058,620
Net realized and unrealized gain (loss) on investments	(48,437,692)	4,007,552
Increase (Decrease) in Net Assets Resulting from Operations	$(46,520,383)	$10,257,864

* Net of foreign taxes withheld of	$23,690	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/09	6/30/08	6/30/09	6/30/08
Operations:
Net investment income	$1,917,309	$1,590,337	$6,250,312	$6,127,596
Net realized gain (loss) on investments	(11,310,442)	5,713,266	1,948,932	979,006
Net change in unrealized appreciation / depreciation on investments	(37,127,250)	(27,637,383)	2,058,620	1,873,769
Net increase (decrease) in net assets resulting from operations	(46,520,383)	(20,333,780)	10,257,864	8,980,371

Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(1,758,847)	(1,306,304)	(5,965,184)	(5,864,292)
Net realized gains on investments	(2,829,312)	(16,512,888)	(1,266,287)	—
Total distributions — Class Y	(4,588,159)	(17,819,192)	(7,231,471)	(5,864,292)

Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(162,615)	(131,240)	(292,792)	(302,566)
Net realized gains on investments	(265,397)	(1,656,116)	(64,795)	—
Total distributions — Class A	(428,012)	(1,787,356)	(357,587)	(302,566)

Capital Stock Transactions — (Net) (Note C)	3,489,623	21,200,920	(2,843,429)	11,842,528
Total increase (decrease) in net assets	(48,046,931)	(18,739,408)	(174,623)	14,656,041

Net Assets:
Beginning of year	206,581,455	225,320,863	152,816,337	138,160,296
End of year*	$158,534,524	$206,581,455	$152,641,714	$152,816,337

* Including undistributed net investment income of	$905,757	$910,223	$163,072	$112,668

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Growth Fund
	Years Ended June 30,
	2009	2008	2007	2006	2005
Class Y Shares
Net asset value, beginning of year	$21.89	$26.38	$24.16	$23.44	$22.28

Income from investment operations
Net investment income	0.20	0.17	0.21	0.26	0.21
Net realized and unrealized gains (losses)	(5.09)	(2.40)	3.53	1.16	1.17
Total from investment operations	(4.89)	(2.23)	3.74	1.42	1.38

Less Distributions
Dividends from net investment income	(0.20)	(0.16)	(0.28)	(0.20)	(0.22)
Distributions from capital gains	(0.33)	(2.10)	(1.24)	(0.50)	—
Total distributions	(0.53)	(2.26)	(1.52)	(0.70)	(0.22)
Net asset value, end of year	$16.47	$21.89	$26.38	$24.16	$23.44

Total investment return	-22.77%	-9.02%	16.22%	6.10%	6.23%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$145,423	$188,863	$204,771	$197,245	$190,955
Ratio of expenses to average net assets:
Before expense waiver	1.23%	1.19%	1.20%	1.25%	1.25%
After expense waiver	1.21%	1.17%	1.19%	1.23%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	1.15%	0.71%	0.83%	1.03%	0.92%
After expense waiver	1.17%	0.73%	0.84%	1.05%	0.93%
Portfolio turnover rate(1)	26.11%	17.73%	33.17%	18.82%	14.57%

	COUNTRY Growth Fund
	Years Ended June 30,
	2009	2008	2007	2006	2005
Class A Shares
Net asset value, beginning of year	$21.91	$26.40	$24.18	$23.46	$22.30

Income from investment operations
Net investment income	0.20	0.19	0.22	0.25	0.23
Net realized and unrealized gains (losses)	(5.10)	(2.42)	3.52	1.17	1.15
Total from investment operations	(4.90)	(2.23)	3.74	1.42	1.38

Less Distributions
Dividends from net investment income	(0.20)	(0.16)	(0.28)	(0.20)	(0.22)
Distributions from capital gains	(0.33)	(2.10)	(1.24)	(0.50)	—
Total distributions	(0.53)	(2.26)	(1.52)	(0.70)	(0.22)
Net asset value, end of year	$16.48	$21.91	$26.40	$24.18	$23.46

Total investment return(2)	-22.79%	-9.02%	16.21%	6.10%	6.22%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$13,112	$17,718	$20,550	$12,981	$9,594
Ratio of expenses to average net assets:
Before expense waiver	1.23%	1.19%	1.20%	1.25%	1.25%
After expense waiver	1.21%	1.17%	1.19%	1.23%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	1.15%	0.71%	0.83%	1.03%	0.92%
After expense waiver	1.17%	0.73%	0.84%	1.05%	0.93%
Portfolio turnover rate(1)	26.11%	17.73%	33.17%	18.82%	14.57%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

	COUNTRY Bond Fund
	Years Ended June 30,
	2009	2008	2007		2006	2005
Class Y Shares
Net asset value, beginning of year	$10.12	$9.91	$9.84		$10.34	$10.28

Income from investment operations
Net investment income	0.44	0.43	0.42		0.42	0.41
Net realized and unrealized gains (losses)	0.29	0.21	0.07		(0.49)	0.17
Total from investment operations	0.73	0.64	0.49		(0.07)	0.58

Less Distributions
Dividends from net investment income	(0.43)	(0.43)	(0.42)		(0.42)	(0.42)
Distributions from capital gains	(0.09)	—	(0.00	)(3)	(0.01)	(0.10)
Total distributions	(0.52)	(0.43)	(0.42)		(0.43)	(0.52)
Net asset value, end of year	$10.33	$10.12	$9.91		$9.84	$10.34

Total investment return	7.51%	6.58%	5.08%		-0.67%	5.74%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$146,168	$145,405	$131,593		$60,151	$48,166
Ratio of expenses to average net assets:
Before expense waiver	0.95%	0.89%	0.91%		1.22%	1.24%
After expense waiver	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.14%	4.18%	4.16%		3.88%	3.61%
After expense waiver	4.24%	4.22%	4.22%		4.25%	4.00%
Portfolio turnover rate(1)	40.72%	50.14%	25.97%		17.46%	27.37%

	COUNTRY Bond Fund
	Years Ended June 30,
	2009	2008	2007		2006	2005
Class A Shares
Net asset value, beginning of year	$10.20	$9.99	$9.92		$10.42	$10.36

Income from investment operations
Net investment income	0.44	0.43	0.42		0.42	0.41
Net realized and unrealized gains (losses)	0.30	0.21	0.07		(0.49)	0.17
Total from investment operations	0.74	0.64	0.49		(0.07)	0.58

Less Distributions
Dividends from net investment income	(0.43)	(0.43)	(0.42)		(0.42)	(0.42)
Distributions from capital gains	(0.09)	—	(0.00	)(3)	(0.01)	(0.10)
Total distributions	(0.52)	(0.43)	(0.42)		(0.43)	(0.52)
Net asset value, end of year	$10.42	$10.20	$9.99		$9.92	$10.42

Total investment return(2)	7.55%	6.52%	5.15%		-0.76%	5.69%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$6,474	$7,411	$6,567		$3,479	$2,804
Ratio of expenses to average net assets:
Before expense waiver	0.95%	0.89%	0.91%		1.22%	1.24%
After expense waiver	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.14%	4.18%	4.16%		3.88%	3.61%
After expense waiver	4.24%	4.22%	4.22%		4.25%	4.00%
Portfolio turnover rate(1)	40.72%	50.14%	25.97%		17.46%	27.37%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.
(3)	Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2009

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as “COUNTRY Funds”). Each of the COUNTRY Funds has distinct investment objectives and policies. These financial statements contain two of the four COUNTRY Funds. The two COUNTRY Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”) (referred to herein as “Funds”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

The Funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position No. 157-4 (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires each Fund to classify its securities based on valuation method, using the following three levels:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer
Discretionary	$16,596,888	$—	$—	$16,596,888
Consumer Staples	21,967,373	—	—	21,967,373
Energy	20,764,669	—	—	20,764,669
Financials	15,904,104	—	—	15,904,104
Health Care	25,548,482	—	—	25,548,482
Industrials	17,782,323	—	—	17,782,323
Information
Technology	25,809,325	—	—	25,809,325
Materials	2,247,489	—	—	2,247,489
Telecommunication
Services	5,463,408	—	—	5,463,408
Utilities	4,458,553	—	—	4,458,553
Mortgage Backed
Securities	—	269,914	—	269,914
Short-Term
Investments	2,096,606	—	—	2,096,606
Total Investments
in Securities	$158,639,220	$269,914	$—	$158,909,134

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2009 (continued)

	COUNTRY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment
Companies	$415,080	$—	$—	$415,080
Fixed Income
Asset Backed
Securities	—	6,374,051	—	6,374,051
Corporate Bonds	—	52,983,544	—	52,983,544
Mortgage Backed
Securities	—	55,923,071	—	55,923,071
Municipal Bonds	—	10,093,064	—	10,093,064
U.S. Government
Agency Issues	1,001,206	—	—	1,001,206
U.S. Treasury
Obligations	10,763,859	—	—	10,763,859
Commercial Paper	—	2,149,621	—	2,149,621
Money Market
Funds	11,830,919	—	—	11,830,919
Total Investments	$24,011,064	$127,523,351	$—	$151,534,415

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2009, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income	Gain (Loss)	Capital
Growth Fund	$(313)	$313	$—
Bond Fund	58,068	(58,068)	—

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2009, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	Growth Fund
	Year Ended		Year Ended
	June 30, 2009		June 30, 2008
	Shares	Amount	Shares	Amount
Class Y
Shares sold	1,320,787	$21,694,324	1,211,651	$28,416,551
Shares issued through reinvestment of dividends	217,241	4,384,331	715,860	17,053,670
Shares redeemed	(1,334,498)	(22,327,756)	(1,062,741)	(25,044,901)
Total Class Y transactions	203,530	3,750,899	864,770	20,425,320

Class A
Shares sold	132,954	$2,172,271	138,490	$3,262,786
Shares issued through reinvestment of dividends	21,129	427,366	74,951	1,787,035
Shares redeemed	(167,133)	(2,860,913)	(183,200)	(4,274,221)
Total Class A transactions	(13,050)	(261,276)	30,241	775,600
Net increase in capital stock	190,480	$3,489,623	895,011	$21,200,920

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2009 (continued)

	Bond Fund
	Year Ended		Year Ended
	June 30, 2009		June 30, 2008
	Shares	Amount	Shares	Amount
Class Y
Shares sold	4,763,620	$48,074,577	5,887,868	$60,087,521
Shares issued through reinvestment of dividends	687,178	6,916,450	551,497	5,588,364
Shares redeemed	(5,672,824)	(56,761,786)	(5,345,933)	(54,535,116)
Total Class Y transactions	(222,026)	(1,770,759)	1,093,432	11,140,769
Class A
Shares sold	109,033	$1,109,897	202,041	$2,075,412
Shares issued through reinvestment of dividends	35,173	356,759	29,610	302,501
Shares redeemed	(249,309)	(2,539,326)	(162,579)	(1,676,154)
Total Class A transactions	(105,103)	(1,072,670)	69,072	701,759
Net increase in capital stock	(327,129)	$(2,843,429)	1,162,504	$11,842,528

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended June 30, 2009, were as follows:

	Purchases	Sales
Growth Fund	$44,303,990	$42,462,141
Bond Fund	46,896,060	40,288,143

For the year ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$—
Bond Fund	9,009,079	15,342,027

Note (E) Income Tax Information: As of June 30, 2009, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$154,426,285	$149,852,440
Unrealized appreciation	$29,163,813	$5,599,963
Unrealized depreciation	(24,680,964)	(3,917,988)
Net unrealized appreciation	$4,482,849	$1,681,975
Undistributed ordinary income	$905,757	$981,974
Undistributed long-term capital gains	—	268,751
Distributable earnings	$905,757	$1,250,725
Other accumulated losses	$(11,310,223)	$—
Total accumulated gains/(losses)	$(5,921,617)	$2,932,700

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the year ended June 30, 2009 and the year ended June 30, 2008 was as follows:

	Year Ended	Year Ended
	June 30, 2009	June 30, 2008
Growth Fund
Ordinary income	$1,921,556	$2,604,051
Long-term capital gains	3,094,615	17,002,697
	$5,016,171	$19,606,548

	Year Ended	Year Ended
	June 30, 2009	June 30, 2008
Bond Fund
Ordinary income	$6,696,210	$6,166,858
Long-term capital gains	892,848	—
	$7,589,058	$6,166,858

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2009 (continued)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2009.  Capital loss carryovers and post-October loss deferrals as of June 30, 2009 were as follows:

		Capital Loss	Post-October
	Capital Loss	Carryover	Loss
	Carryover(1)	Expiration	Deferral
Growth Fund	(2,098,306)	06/30/17	(9,211,917)
Bond Fund	—	—	—

(1)	Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryovers.

FASB Interpretation No. 48, “Accounting For Uncertainty in Income Taxes” (“FIN 48”), requires the Funds to analyze all open tax years.  Open tax years are those years that are open for examination by the relevant taxing authority.  As of June 30, 2009, open Federal and state income taxes include the tax years ended June 30, 2006 through 2009.  The Funds have no examinations in progress.

The Funds have reviewed all open tax years and major jurisdictions and concluded that FIN 48 results in no effect to the Funds’ financial positions or results of operations.  There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ends June 30, 2006 through 2009.  The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the year ended June 30, 2009 were $31,365 and $23,023, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended June 30, 2009, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$1,224,756	$—
Bond Fund	0.50%	$737,653	$122,015

*	Excludes waiver of custody fees.

At June 30, 2009, 65.7% of the shares outstanding of the Growth Fund and 94.9% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the year ended June 30, 2009 were $40,093 and $34,366, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the year ended June 30, 2009, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.08% and 0.03%, respectively.

Note (H) Subsequent Events:  In May 2009, the FASB issued SFAS No. 165, “Subsequent Events” (“FAS No. 165”).  The Funds adopted SFAS No. 165 which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires an entity to disclose the date through which subsequent events have been evaluated.  The Funds have evaluated subsequent events through the issuance of their financial statements on August 28, 2009.

Note (I) Recent Accounting Pronouncements:  In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification TM” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Funds evaluated this new statement, and have determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
COUNTRY Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities of COUNTRY Mutual Funds Trust, comprising the COUNTRY Growth Fund and the COUNTRY Bond Fund (the “Funds”), including the schedules of investments, as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of June 30, 2009, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Milwaukee, Wisconsin
August 28, 2009

Additional Tax Information (unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2009, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	100.00%
Bond Fund	0.26%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2009, was as follows:

Growth Fund	100.00%
Bond Fund	0.03%

Information Applicable to Foreign Shareholders Only:

The Funds hereby designate the following percentages of their ordinary income distributions for the fiscal year ended June 30, 2009 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C):

Growth Fund	3.59%
Bond Fund	86.09%

Short-Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund for the fiscal year ended June 30, 2009, was as follows:

Growth Fund	0.00%
Bond Fund	6.54%

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee

William G. Beeler	70	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	68	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1980 to date. Farmer.

Robert D. Grace	62	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Robert W. Weldon	75	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Fund Board, 2004 to
(1/30/34)			date.

William H. Olthoff*	65	Trustee since 2007	Director: Illinois Agricultural Association and Affiliated Companies(3), 2000 to
(7/11/43)			date; Director: COUNTRY Trust Bank(4), 2003 to date; Farmer.

Carson H. Varner, Jr.	64	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	47	Treasurer since 2009	Treasurer(5): Illinois Agricultural Association and Affiliated Companies(3), 2009
(12/11/61)			to date; Finance Director: Flex-N-Gate Automotive Corporation, 2001 to 2009.

Peter J. Borowski	59	Controller since 2005	Vice President and Controller, COUNTRY Trust Bank(4) 2005 to date and
(5/10/50)			COUNTRY Financial(6) 2003 to date.

Barbara L. Mosson	57	Chief Compliance	Chief Compliance Officer, COUNTRY Trust Bank(4), 2005 to date.
(4/30/52)		Officer since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	56	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank(4) to date.
(1/31/53)

Erik Gravelle	33	Vice President since 2008	Director, Business Retirement Services; COUNTRY Trust Bank(4), Beginning
(12/23/75)			February 2008; Product Development Actuary; COUNTRY Life Insurance
			Company, 1999 to 2008.

John D. Blackburn	61	Vice President since 2001	Chief Executive Officer: COUNTRY Financial(6), 2001 to date.
(4/2/48)

Robert W. Rush, Jr.	63	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank(4), 1999 to date.
(9/3/45)

Richard L. Guebert, Jr.	57	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies(3), 2003 to date; Vice President: COUNTRY Trust Bank(4), 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.

Derek C. Vogler	37	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank(4), 2005 to
(10/5/71)			date.

Philip T. Nelson*	52	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003
Companies(3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank(4), 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; Chairman: Country Capital Management Company, 2003 to date; Farmer.

James M. Jacobs	43	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary	Companies(3), February 2008 to date; Various Attorney Positions: Illinois
		since 2008
Agricultural Association and Affiliated Companies(3), April 2005 to February 2008; General Counsel and Secretary: COUNTRY Trust Bank(4), February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex.  COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios:  COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
Alan K. Dodds additionally serves as Vice President-Finance of Illinois Agricultural Association and certain Affiliated Companies as well as Director and Assistant Secretary of the Illinois Agricultural Service Company and Assistant Treasurer of the Midfield Corporation.

(6)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2009 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
Roger D. Grace
William H. Olthoff
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Erik Gravelle, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/09)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2009	FYE 6/30/2008
Audit Fees	$44,200	$43,000
Audit-Related Fees	$14,200	$ 8,500
Tax Fees	$ 9,800	$ 9,500
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2009	FYE 6/30/2008
Audit-Related Fees	57%	54%
Tax Fees	10%	10%
All Other Fees	33%	36%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2009	FYE 6/30/2008
Registrant
Registrant’s Investment Adviser	$34,000	$34,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*       /s/ Philip T. Nelson
Philip T. Nelson, President

Date     8/19/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Philip T. Nelson
Philip T. Nelson, President

Date     8/19/09

By (Signature and Title)*      /s/ Alan K. Dodds
Alan K. Dodds, Treasurer

Date     8/19/09

* Print the name and title of each signing officer under his or her signature.